NOTE 10 - INCOME TAXES (Details Narrative) (USD $)	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net Deferred Tax Asset	$ 461,858
Net Deferred Tax Liability	461,858
Net Deferred Operating Loss Carryforwards	$ 154,431,000